Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 573,310,592.82
Previously Paid Amount	0.00
Total Fee Amount	79,174.19
Total Offset Amount	0.00
Net Fee	$ 79,174.19